Financial Instruments - Schedule of Derivative Financial Liabilities by Maturity (Details) - Measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 23,400	¥ 11,918
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	3,658,314	3,637,355
Financial liabilities, at fair value	4,640,222	4,648,070
Bonds | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	331,223	221,182
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	586,179	395,333
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	182,261	580,073
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	685,321	167,299
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	164,573	632,188
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	2,690,665	2,651,995
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	724,027	708,055
Financial liabilities, at fair value	767,558	733,219
Long-term loans | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	113,404	78,155
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	60,482	103,540
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	92,999	54,623
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	107,483	90,696
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	317,706	105,942
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	75,484	300,263
Trade and other payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount		516,297
Financial liabilities, at fair value	649,233	516,297
Trade and other payables | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	649,233	516,297
Trade and other payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Lease liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	479,351	465,238
Financial liabilities, at fair value	665,983	645,782
Lease liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	59,623	53,877
Lease liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	56,009	52,489
Lease liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	51,229	48,660
Lease liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	46,111	44,907
Lease liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	41,281	39,502
Lease liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	411,730	406,347
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	40,721	36,529
Financial liabilities, at fair value	(64,835)	(48,275)
Derivative liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	15,858	21,144
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(509)	(1,390)
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(2,324)	(2,090)
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(2,231)	(2,405)
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(2,243)	(2,647)
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(73,386)	(60,887)
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(79,654)	(41,890)
Financial liabilities, at fair value	(234,200)	(151,044)
Derivative assets | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(28,814)	(26,505)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(17,443)	(7,060)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(13,297)	(9,183)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(13,302)	(9,183)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(33,858)	(9,573)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	¥ (127,486)	¥ (89,540)